Segment Information - Reconciliation of Sales, Operating Profit, Total Assets, Depreciation and Amortization and Capital Expenditures (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 401	$ 375	$ 1,170	$ 1,112	$ 1,453	$ 1,478	$ 1,359
Operating Profit	36	38	109	106	131	142	123
Depreciation and amortization	5	6	17	17	24	39	37
Total assets	1,035		1,035		960	1,459
Capital Expenditures	8	8	18	19	27	55	52
Total from continuing operations [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization					24	25	26
Capital Expenditures					17	27	30
Discontinued operations [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization						14	11
Capital Expenditures					10	28	22
On and Off-highway segment [Member]
Segment Reporting Information [Line Items]
Net sales					1,455	1,483	1,367
Operating Profit					165	169	161
Depreciation and amortization					19	17	16
Total assets					720	735
Capital Expenditures					17	27	28
Corporate, eliminations and other [Member]
Segment Reporting Information [Line Items]
Net sales					(2)	(5)	(8)
Operating Profit					(34)	(27)	(38)
Depreciation and amortization					5	8	10
Total assets					240	308
Capital Expenditures							2
Assets of discontinued operations [Member]
Segment Reporting Information [Line Items]
Total assets						$ 416